RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property taxes	$ 19,344	$ 22,609
Property insurance	2,174	1,903
Operating costs	4,983	2,433
Tenant recoveries	$ 26,501	$ 26,945	[1]

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).